11a. Series B Preferred Stock Warrants	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
11a. Series B Preferred Stock Warrants
Note 11 - Series B Preferred Stock Warrants

Series B Preferred Stock Warrants Granted
On December 17, 2010 the Company issued warrants to purchase 4,349,339 shares of series B convertible preferred stock at $0.41 per share over a three year period from the date of issuance, in exchange for proceeds of $1,000,000 in conjunction with the sale of 4,349,339 shares of series B convertible preferred stock.

Series B Preferred Stock Warrants Cancelled
No series B preferred stock warrants were cancelled during the years ended December 31, 2011 and 2010.

Series B Preferred Stock Warrants Expired
No series B preferred stock warrants were expired during the years ended December 31, 2011 and 2010.

Series B Preferred Stock Warrants Exercised
No series B preferred stock warrants were exercised during the years ended December 31, 2011 and 2010.

The following is a summary of information about the Series B Preferred Stock Warrants outstanding at December 31, 2011.

Shares Underlying
Shares Underlying Warrants Outstanding				Warrants Exercisable

Weighted
	Shares	Average	Weighted	Shares	Weighted
Range of	Underlying	Remaining	Average	Underlying	Average
Exercise	Warrants	Contractual	Exercise	Warrants	Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$0.41	4,349,339	2 years	$0.41	-0-	$-0-

The fair value of each warrant grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions used for grants under the fixed option plan:

	December 31,	December 31,
	2011	2010

Average risk-free interest rates	0.99%	0.99%
Average expected life (in years)	1.5	1.5
Volatility	429%	429%

The Black-Scholes option pricing model was developed for use in estimating the fair value of short-term traded options that have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including expected stock price volatility. Because the Company's series B preferred stock warrants have characteristics significantly different from those of traded options and because changes in the subjective input assumptions can materially affect the fair value estimate, in management's opinion the existing models do not necessarily provide a reliable single measure of the fair value of its series B preferred stock warrants. During 2011 and 2010, there were no warrants granted with an exercise price below the fair value of the underlying stock at the grant date.

The weighted average fair value of warrants granted with exercise prices at the current fair value of the underlying stock during the years ended December 31, 2011 and 2010 was approximately $0.41 per warrant.

The following is a summary of activity of outstanding series B preferred stock warrants:

Weighted
Average
	Number	Exercise
	of Shares	Price

Balance, December 31, 2009	-	$-
Options expired	-	-
Options cancelled	-	-
Options granted	4,349,339	0.41
Options exercised	-	-

Balance, December 31, 2010	4,349,339	0.41
Options expired	-	-
Options cancelled	-	-
Options granted	-	-
Options exercised	-	-

Balance, December 31, 2011	4,349,339	$0.41

Exercisable, December 31, 2011	4,349,339	$0.41